Revenue and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 0	€ 0
Research tax credit	1,604	1,053	€ 1,053
Subsidies	202	111
Other Income	1,487	165
Other income	3,293	1,329
Total revenues and other income	3,293	1,329
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	0	0
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 0	€ 0